Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	AST SpaceMobile, Inc.
Entity Central Index Key	0001780312
Entity Tax Identification Number	84-2027232
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Midland International Air & Space Port
Entity Address, Address Line Two	2901 Enterprise Lane
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79706
City Area Code	432
Local Phone Number	276-3966
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Midland International Air & Space Port
Entity Address, Address Line Two	2901 Enterprise Lane
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79706
City Area Code	432
Local Phone Number	276-3966
Contact Personnel Name	Abel Avellan